Consolidated Balance Sheets - USD ($) $ in Millions	Oct. 31, 2015		Apr. 30, 2015		May. 31, 2014
Current assets:
Cash and cash equivalents	$ 499.0		$ 526.7		$ 575.3
Accounts receivable, net	326.8		338.0		404.2
Prepaid expenses	126.8		113.9		108.1
Income tax receivable	47.3		49.6		33.7
Other current assets	22.4		17.8		33.5
Deferred tax assets	38.9		30.8		27.5
Total current assets	1,061.2		1,076.8		1,182.3
Property and equipment, net	100.0		81.8		82.8
Intangible assets, net	1,001.1		731.0		950.7
Goodwill	4,366.0		4,045.8		4,317.2
Deferred tax assets	65.0		72.8		88.6
Other assets	54.3		40.3		$ 35.3
Deferred financing fees, net
Total assets	6,647.6		6,048.5		$ 6,656.9
Current liabilities:
Accounts payable	66.1		62.4		53.8
Income taxes payable	33.6		33.5		19.8
Accrued expenses	398.6		339.1		406.3
Deferred tax liabilities	1.4		1.1		1.3
Deferred revenue	777.5		867.0		975.3
Current portion of long-term obligations	0.1	[1]	0.1	[2]	31.7	[2]
Total current liabilities	1,277.3		1,303.2		1,488.2
Long-term debt, net	5,683.7	[1]	5,226.7	[2]	5,218.4	[2]
Deferred tax liabilities	167.3		107.0		192.5
Other long-term liabilities	204.5		208.4		217.8
Total liabilities	7,332.8		$ 6,845.3		$ 7,116.9
Commitments and contingencies (Note 14)
Redeemable noncontrolling interests	$ 127.8
Stockholders' deficit
Common stock, $0.01 par value; 1,000 shares authorized; 1,000 shares issued and outstanding at October 31, 2015, April 30, 2015 and May 31, 2014
Additional paid-in capital	$ 1,190.4		$ 1,209.1		$ 1,276.3
Receivable from stockholders	(36.9)		(35.3)		(35.3)
Accumulated other comprehensive income (loss)	(302.2)		(240.6)		48.7
Accumulated deficit	(1,674.3)		(1,730.0)		(1,749.7)
Total Infor, Inc. stockholders' deficit	(823.0)		(796.8)		(460.0)
Noncontrolling interests	10.0
Total stockholders' deficit	(813.0)		(796.8)
Total liabilities and stockholders' deficit	$ 6,647.6		$ 6,048.5		$ 6,656.9

[1]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.
[2]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.